Basic of Presentation and Summary of Significant Accounting Policies - Derivative warrant liabilities (Details) - Star Peak Energy Transition Corp [Member] - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock warrants issued	19,967,302	19,967,302
Initial Public Offering
Class of Stock [Line Items]
Common stock warrants issued	(12,786,168)	(12,786,168)
Private Placement
Class of Stock [Line Items]
Common stock warrants issued	(7,181,134)	(7,181,134)